Other Current Liabilities (Schedule of Deferred Income) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Other Current Liabilities Schedule Of Other Current Liabilities Details
Other deferred income	$ 3,471	$ 2,197
Deferred income relating to trade-in arrangements		1,834
Deferred revenue	$ 3,471	$ 4,031